Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

June 8, 2018

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 8 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities
Lincoln Life & Annuity Company of New York (File No. 333-193276)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York and Lincoln New York Account N for Variable Annuities, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 8 to the above-referenced registration statement (the "Amendment").

The Amendment is being filed pursuant to paragraph (a) of Rule 485 to add a new prospectus that, upon approval, will be used for new sales. The contracts described in the current prospectus will no longer be sold.

The Contracts being registered in the Amendment are based on the individual variable annuity contracts currently registered with the Commission and offered under this Registration Statement (File No. 333-193276). Accordingly, we request that the Amendment be given selective review pursuant to SEC Release No. IC-13768.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher